Shareholders' Equity (Details) - $ / shares			1 Months Ended	6 Months Ended
		Apr. 17, 2026	Apr. 30, 2026	Jun. 30, 2026	May 18, 2026	Dec. 31, 2025		Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Reverse split shares				80:1
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares outstanding	[1]			231,129		178,980		63,314	63,314
Maximum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par or stated value per share		$ 0.005
Minimum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par or stated value per share		$ 0.0005
Class A Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized	[2]			112,500,000		112,500,000
Common stock, par value (in Dollars per share)			$ 0.005	$ 0.04 [2]		$ 0.4	[2]
Common stock, shares issued	[2]			231,129		178,980
Common stock, shares outstanding	[2]			231,129		178,980
Class A Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, par or stated value per share			0.0005
Class A Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, par or stated value per share			0.005
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized					112,500,000
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0005
Reverse split shares		1-for-5
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					0.04
Reverse split shares		1-for-200
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0005		$ 0.04
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized				12,500,000		12,500,000
Common stock, shares issued
Common stock, shares outstanding
Stock Options [Member]
Shareholders’ Equity [Line Items]
Stock options granted
Stock options forfeited
Stock options exercised

[1]	The number of shares presented for all periods has been retrospectively adjusted to reflect the 1-for-80 share consolidation effective May 18, 2026.
[2]	In April 2026, the Company’s shareholders approved a share capital reduction and reorganization by special resolution, which included a reduction of the par value of each issued Class A ordinary share and Class B ordinary share from $0.005 to $0.0005 per share and a corresponding reduction in the Company’s share capital. Following the share capital reduction and reorganization, the Company effected a 1-for-80 share consolidation on May 18, 2026, pursuant to which every 80 Class A ordinary shares and every 80 Class B ordinary shares were consolidated into one Class A ordinary share and one Class B ordinary share, respectively, each with a par value of $0.04 per share.